Segment reporting - Other profit and loss disclosure (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net impairment losses on financial assets	R$ 110,689	R$ 76,840	R$ 58,178
Depreciation and amortization	54,479	51,474	62,445
Impairment of non-current assets	0	0	51,022
Interest on tuition fees paid in arrears	17,456	15,715	8,265
Unallocated
Disclosure of operating segments [line items]
Net impairment losses on financial assets	0	0	0
Depreciation and amortization	6,718	6,152	5,699
Impairment of non-current assets			0
Interest on tuition fees paid in arrears	0	0	0
Operating Segments | Digital Education undergraduate courses
Disclosure of operating segments [line items]
Net impairment losses on financial assets	90,063	61,257	43,701
Depreciation and amortization	37,226	34,431	38,402
Impairment of non-current assets			0
Interest on tuition fees paid in arrears	14,199	11,706	7,106
Operating Segments | Continuing education courses
Disclosure of operating segments [line items]
Net impairment losses on financial assets	15,666	5,917	3,958
Depreciation and amortization	1,563	1,972	4,085
Impairment of non-current assets			0
Interest on tuition fees paid in arrears	725	585	16
Operating Segments | On-campus undergraduate courses
Disclosure of operating segments [line items]
Net impairment losses on financial assets	4,960	9,666	10,519
Depreciation and amortization	8,972	8,919	14,259
Impairment of non-current assets			51,022
Interest on tuition fees paid in arrears	R$ 2,532	R$ 3,424	R$ 1,143